MARKETABLE SECURITIES	6 Months Ended
Jun. 30, 2020
MARKETABLE SECURITIES
MARKETABLE SECURITIES

6.MARKETABLE SECURITIES

	Average yield	June 30,	December 31,
	p.a. %	2020	2019
In local currency
Investment funds	25.61% of CDI	6,587	6,683
Private funds	93.31% of CDI	12,668	1,431,303
Public titles measured at fair value through profit or loss	93.31% of CDI	825,972	1,631,319
Private Securities (Compromised)	100.00% of CDI	1,185,333	3,081,326
Private Securities (Compromised) - Escrow Account (1)	102.00% of CDI	182,936	179,703
		2,213,496	6,330,334

Current		2,030,560	6,150,631
Non-Current		182,936	179,703

1)   Refers to the guarantee account, which will be released only after obtaining the applicable governmental approvals and compliance by the Company with the precedent conditions to the conclusion of the Losango Project provided for in the agreement entered with CMPC Celulose Riograndense SA ("CMPC"). The Losango Project was a transaction to buy and sell lands and forests involving Fibria and CMPC, entered into in December 2012.